INCOME TAXES - Movement of Valuation Allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movement of the valuation allowance
Balance at the beginning of the year	$ 18,262,801	$ 11,307,489	$ 5,224,095
Additions of valuation allowance	6,576,529	7,372,595	7,192,373
Reversals of valuation allowance	(2,599,680)	(187,483)	(858,222)
Foreign currency translation adjustment	(316,294)	(229,800)	(250,757)
Net change in the valuation allowance	3,660,555	6,955,312	6,083,394
Balance at the end of the year	$ 21,923,356	$ 18,262,801	$ 11,307,489